Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Right-of-Use Assets and Lease Liabilities [Line Items]
Interest rate	4.75%
Bottom of Range [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	1 year
Interest rate		4.75%
Top of Range [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	4 years
Interest rate		4.90%